Dec. 20, 2024
NEOS Real Estate High Income ETF
Summary Information — NEOS Real Estate High Income ETF
Investment Objective
The NEOS Real Estate High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for equity appreciation.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, sell, and hold shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NEOS Real Estate High Income ETF NEOS Real Estate High Income ETF
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.68%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1	3
NEOS Real Estate High Income ETF | NEOS Real Estate High Income ETF | USD ($)	69	218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Fund

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of real estate companies, which the Fund defines as those companies included in the Dow Jones U.S. Real Estate Capped Index (the “Index”) ; and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on one or more ETFs that seek to track the Index (“RE call options”). The Fund seeks equity appreciation through its investments in real estate companies and seeks to generate high monthly income from the premiums earned from writing the RE call options as well as the dividends received from the Fund’s equity holdings.

The Index is designed to track the performance of U.S. real estate investment trusts (“REITs”) and may also contain U.S. companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies, with a cap applied to ensure diversification among companies within the Index. Property agencies are companies that provide services to real estate companies but do not own the properties themselves. Examples of the REIT sub-sectors included in the Index are data center, industrial, retail, health care, multi-family residential, real estate services, self-storage and telecom tower REITs. Capped indexes such as the Index are designed to limit the influence of any single stock within the index. In this case, the Index rules provide that no single stock may account for more than 10% of the Index. The Index is rebalanced for a number of reasons including to bring positions in one or more constituents back below the 10% limit. The Reference Index rebalances annually in September with quarterly reviews in December, March, and June. The Index generally consists of from 60 to 70 constituents. As of November 9, 2024, a significant portion of the Index was represented by companies in the REIT industry or sector.

The Fund primarily executes the options strategy by writing (selling) covered RE call options on the Index and/or more ETFs that seeks to track the Index (the “Index ETFs”). The RE call options are covered because at the time the Fund sells the option, the Fund owns a portfolio of real estate securities that make up the Index. The Fund’s writing (selling) of RE call options will limit the Fund’s ability to participate in increases in value of the Index beyond a certain point. If the value of the Index increases, the Fund’s exposure to the Index would allow the Fund to experience similar percentage gains. However, if the value of the Index appreciates beyond the strike price of one or more of the RE call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the Index. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to real estate companies that make up the Index and the written RE call options) will limit the Fund’s participation in gains of Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the Index into current income.

The call options written (sold) may either be traditional exchange-traded options and/or FLexible EXchange (“FLEX”) options. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) RE call options in addition to the written (sold) RE call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money RE call options. The goal of the RE options strategy is to generate high monthly income. The strategy also offers the potential for upside participation when the Index appreciates.

From time to time, the Adviser actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of real estate companies. The Fund defines real estate companies as those included in the Index. The Fund may obtain its exposure to real estate companies by directly investing in the securities of real estate companies and/or derivatives linked to real estate companies. . For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Principal Risks of Investing in the Fund
Performance

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosetfs.com.

NEOS Real Estate High Income ETF | Risk Lose Money [Member]
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
NEOS Real Estate High Income ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
NEOS Real Estate High Income ETF | REIT Risk [Member]

REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

NEOS Real Estate High Income ETF | Real Estate Investment Risk [Member]

Real Estate Investment Risk. The Fund concentrates its investments in real estate companies such as REITs. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses.

NEOS Real Estate High Income ETF | Concentration Risk [Member]
Concentration Risk. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type.
NEOS Real Estate High Income ETF | Equity REITs Risk [Member]

Equity REITs Risk. Certain REITs may make direct investments in real estate, often referred to as “Equity REITs.” Equity REITs earn rental income from leasing those properties and may realize gains or losses when selling the properties. Equity REITs will be affected by conditions in the real estate rental market.

NEOS Real Estate High Income ETF | Interest Rate Risk [Member]

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively affect a real estate company’s ability to meet its payment obligations. On the other hand, declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments by such real estate company. Thus, rising interest rates and/or declining interest rates may cause the value of the Fund’s investments to decline.

NEOS Real Estate High Income ETF | Leverage Risk [Member]

Leverage Risk. Real estate companies may use leverage (and some may be highly leveraged). Leverage, and the financial covenants related thereto, may increase investment risk and the risks normally associated with debt financing and adversely affect a company’s operations and market value, especially during periods of rising interest rates.

NEOS Real Estate High Income ETF | Liquidity Risk [Member]

Liquidity Risk. Investing in real estate companies may involve risks similar to those associated with investing in small-capitalization companies. Lower trading volume in a real estate company shares means that buy and sell transactions in those shares could have a magnified impact on share price. In addition, real estate is relatively illiquid and, therefore, a real estate company may have a limited ability to vary or liquidate its investments at opportune times.

NEOS Real Estate High Income ETF | Operational Risk [Member]

Operational Risk. Real estate companies are dependent upon management skills and may have limited financial resources. Real estate companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. A real estate company may also have joint ventures in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

NEOS Real Estate High Income ETF | Property Risk [Member]

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts; casualty or condemnation losses; and demographic trends, such as population shifts, changing tastes and values, and other legal, cultural, technological, global or local economic developments.

NEOS Real Estate High Income ETF | Regulatory Risk [Member]
Regulatory Risk. Real estate income and values may be adversely affected by a wide range of rules, regulations, and government actions pertaining to taxes, zoning, and the environment.
NEOS Real Estate High Income ETF | Repayment Risk [Member]

Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, the income and ability of the real estate companies to make payments of interest and principal on their loans will be adversely affected.

NEOS Real Estate High Income ETF | U.S. Tax Risk [Member]

U.S. Tax Risk. Certain U.S. real estate companies, such as REITs, are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures.

NEOS Real Estate High Income ETF | Derivatives Risk [Member]

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

NEOS Real Estate High Income ETF | Options Risk [Member]

Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited

NEOS Real Estate High Income ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the Index until the option expires or is closed out.

NEOS Real Estate High Income ETF | Absence of Prior Active Market Risk [Member]

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on CBoe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

NEOS Real Estate High Income ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

NEOS Real Estate High Income ETF | Concentration Risk [Member]

Concentration Risk. Since the Fund will invest in up to 100% of the constituents of the Index, the Fund itself will be concentrated in certain real estate industries or sectors. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

NEOS Real Estate High Income ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. Each Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of each Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

NEOS Real Estate High Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities, including REITs, held by the Fund. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

NEOS Real Estate High Income ETF | Exchange Traded Funds (“ETFs”) Risk [Member]
Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
NEOS Real Estate High Income ETF | Not Individually Redeemable [Member]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

NEOS Real Estate High Income ETF | Trading Issues [Member]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

NEOS Real Estate High Income ETF | Market Price Variance Risk [Member]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

NEOS Real Estate High Income ETF | Authorized Participant Risk [Member]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund's NAV to the extent not offset by a transaction fee payable by an AP.

NEOS Real Estate High Income ETF | FLEX Options Risk [Member]

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed and trade on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

NEOS Real Estate High Income ETF | Index Risk [Member]

Index Risk. The Fund will not sell an equity holding due to current or projected underperformance of the holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its equity exposure to the required levels in order to track the Index . Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the underlying index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the underlying index provider or a third-party data provider, and could cause the underlying index provider to postpone a scheduled rebalance. This could cause the Index to vary from its normal or expected composition.

The Fund’s equity holdings may be subject to “tracking error,” which is the divergence of the performance of the equity holdings from that of the Index . Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index , pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

NEOS Real Estate High Income ETF | Issuer Risk [Member]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

NEOS Real Estate High Income ETF | Management Risk [Member]

Management Risk. As the Fund will not fully replicate the Index due to its options strategy, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results or achieve the Fund’s objective.

NEOS Real Estate High Income ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on financial markets worldwide.

NEOS Real Estate High Income ETF | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.
NEOS Real Estate High Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

NEOS Real Estate High Income ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

NEOS Real Estate High Income ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same sectors will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, through the underlying constituents of the Index, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

NEOS Real Estate High Income ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

NEOS Real Estate High Income ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third- party service providers.